Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$11,424,860	$10,261,997	$333,941
Fair value of the plan assets	(5,863,264)	(6,477,877)	(210,800)

Present value of unfunded defined benefit obligation	5,561,596	3,784,120	123,141
Recorded under other payables	(67,524)	(88,983)	(2,896)
Recorded under other non-current assets	—	248,843	8,098

Net defined benefit liabilities	$5,494,072	$3,943,980	$128,343

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2020	$10,668,574	$(5,742,178)	$4,926,396

Service cost
Current service cost	193,693	—	193,693
Past service cost and gain on settlements	(25,891)	—	(25,891)
Net interest expense (income)	119,314	(81,114)	38,200

Recognized in profit or loss	287,116	(81,114)	206,002

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(109,616)	(109,616)
Actuarial (gain) loss
Changes in financial assumptions	465,433	—	465,433
Experience adjustments	281,661	—	281,661
Changes in demographic assumptions	(36,627)	—	(36,627)

Recognized in other comprehensive income	710,467	(109,616)	600,851

Contributions from the employer	—	(620,433)	(620,433)
Benefits paid from
the pension fund	(552,430)	603,137	50,707
the Group	(14,520)	—	(14,520)
Assets extinguished on settlement	—	11,910	11,910
Business combinations	1,018,480	—	1,018,480
Exchange differences on foreign plans	41,458	(24,011)	17,447

Balance at December 31, 2020	12,159,145	(5,962,305)	6,196,840

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Service cost
Current service cost	$173,307	$—	$173,307
Past service cost and gain on settlements	(10,284)	—	(10,284)
Net interest expense (income)	78,501	(59,761)	18,740

Recognized in profit or loss	241,524	(59,761)	181,763

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(42,636)	(42,636)
Actuarial (gain) loss
Changes in financial assumptions	(418,542)	—	(418,542)
Experience adjustments	242,896	—	242,896
Changes in demographic assumptions	160,156	—	160,156

Recognized in other comprehensive income	(15,490)	(42,636)	(58,126)

Contributions from the employer	—	(542,584)	(542,584)
Benefits paid from
the pension fund	(556,419)	562,442	6,023
the Group	(80,603)	—	(80,603)
Business combinations	46,291	—	46,291
Exchange differences on foreign plans	(369,588)	181,580	(188,008)

Balance at December 31, 2021	11,424,860	(5,863,264)	5,561,596

Service cost
Current service cost	141,458	—	141,458
Past service cost and gain on settlements	(100)	—	(100)
Net interest expense (income)	118,489	(79,441)	39,048

Recognized in profit or loss	259,847	(79,441)	180,406

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(324,510)	(324,510)
Actuarial (gain) loss
Changes in financial assumptions	(1,053,680)	—	(1,053,680)
Experience adjustments	217,658	—	217,658
Changes in demographic assumptions	(507)	—	(507)

Recognized in other comprehensive income	(836,529)	(324,510)	(1,161,039)

Contributions from the employer	—	(736,508)	(736,508)
Benefits paid from
the pension fund	(571,930)	571,930	—
the Group	(115,695)	—	(115,695)
Assets extinguished on settlement	(2,920)	—	(2,920)
Exchange differences on foreign plans	104,364	(46,084)	58,280

Balance at December 31, 2022	$10,261,997	$(6,477,877)	$3,784,120

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2022	$371,782	$(190,799)	$180,983

Service cost
Current service cost	4,603	—	4,603
Past service cost and gain on settlements	(3)	—	(3)
Net interest expense (income)	3,856	(2,585)	1,271

Recognized in profit or loss	8,456	(2,585)	5,871

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(10,560)	(10,560)
Actuarial (gain) loss
Changes in financial assumptions	(34,288)	—	(34,288)
Experience adjustments	7,083	—	7,083
Changes in demographic assumptions	(17)	—	(17)

Recognized in other comprehensive income	(27,222)	(10,560)	(37,782)

Contributions from the employer	—	(23,967)	(23,967)
Benefits paid from
the pension fund	(18,611)	18,611	—
the Group	(3,765)	—	(3,765)
Assets extinguished on settlement	(95)	—	(95)
Exchange differences on foreign plans	3,396	(1,500)	1,896

Balance at December 31, 2022	$333,941	$(210,800)	$123,141

Summary of Fair Value of the Plan Assets by Major Categories	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Cash	$2,267,223	$2,351,189	$76,511
Equity instruments	2,334,180	2,839,966	92,417
Debt instruments	1,039,412	1,079,917	35,142
Others	222,449	206,805	6,730

Total	$5,863,264	$6,477,877	$210,800

Summary of Key Assumptions Used for the Actuarial Valuations	Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2021	2022

Discount rates (%)	0.05-3.31	0.05-5.63
Expected rates of salary increase (%)	1.00-4.02	1.00-3.96

Summary of Sensitivity Analysis on Defined Obligations

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(548,265)	$(437,529)	$(14,238)

0.5% lower	$593,980	$472,595	$15,379

Expected rates of salary increase
0.5% higher	$538,689	$444,815	$14,475

0.5% lower	$(503,700)	$(416,488)	$(13,553)

Summary of Maturity Analysis of Undiscounted Pension Benefit	Maturity analysis of undiscounted pension benefit

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

No later than 1 year	$561,812	$646,243	$21,030
Later than 1 year but not later than 5 years	2,593,560	2,760,990	89,847
Later than 5 years	12,600,192	9,930,085	323,140

	$15,755,564	$13,337,318	$434,017